SEGMENT INFORMATION NARRATIVE (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2018 segment vessel	Dec. 31, 2017 segment
Segment Reporting Information [Line Items]
Number of reportable segments | segment	2	1
FSRU
Segment Reporting Information [Line Items]
Number of vessels	6
LNG Carrier
Segment Reporting Information [Line Items]
Number of vessels	4